OBLIGATIONS, GUARANTEES, CONTINGENCIES AND OTHER (Details) - Brookfield Asset Management € in Millions, $ in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Oct. 31, 2020 USD ($)	Oct. 31, 2020 EUR (€)	Jan. 31, 2019 USD ($)	Sep. 30, 2018 USD ($)	Nov. 30, 2017 USD ($)	Apr. 30, 2016 USD ($)	Dec. 31, 2013 USD ($)
Brookfield Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Consideration									$ 4,400
Contributed commitments									$ 1,300
Unfulfilled commitments	$ 160
Brookfield Strategic Real Estate Partners Fund
Disclosure of contingent liabilities [line items]
Consideration								$ 9,000
Contributed commitments								$ 2,300
Unfulfilled commitments	840
BREF
Disclosure of contingent liabilities [line items]
Consideration							$ 2,900
Contributed commitments							$ 400
Unfulfilled commitments	175
Brookfield Fairfield U.S. Multifamily Value Add Fund
Disclosure of contingent liabilities [line items]
Consideration						$ 1,000
Contributed commitments						$ 300
Unfulfilled commitments	140
BSREP III
Disclosure of contingent liabilities [line items]
Consideration					$ 15,000
Contributed commitments					$ 1,000
Unfulfilled commitments	620
Brookfield European Real Estate Partnership Fund
Disclosure of contingent liabilities [line items]
Consideration			$ 734	€ 619
Contributed commitments			$ 119	€ 100
Unfulfilled commitments	$ 52	€ 44